Mortgage Servicing Assets - Changes in Carrying Amount of Mortgage Servicing Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Agency commercial mortgage-backed securities
Servicing Asset at Amortized Cost, Balance [Roll Forward]
Balance at beginning of period	$ 609	$ 638
Servicing retained from loan sales	83	67
Purchases	11	28
Amortization	(125)	(124)
Balance at end of period	578	609
Fair value at end of period	736	819
Agency residential mortgage-backed securities
Servicing Asset at Amortized Cost, Balance [Roll Forward]
Balance at beginning of period	111	108
Servicing retained from loan sales	14	13
Amortization	(12)	(11)
Temporary recoveries (impairments)	0	1
Balance at end of period	113	111
Fair value at end of period	$ 137	$ 138